Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000027778 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027778 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027778 | Insmed, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 | Jabil, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 | Ascendis Pharma AS
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027778 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027778 | ITT, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027778 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027778 | Natera, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027778 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	21.60%
C000027778 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	21.40%
C000027778 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	19.20%
C000027778 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	15.50%
C000027778 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	9.80%
C000027778 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027778 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027778 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027778 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027778 | SectorGovernment
Holdings [Line Items]
Percent of Total Investments	0.20%
C000027778 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027780 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027780 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027780 | Insmed, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 | Jabil, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 | Ascendis Pharma AS
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027780 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027780 | ITT, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027780 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027780 | Natera, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027780 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	21.60%
C000027780 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	21.40%
C000027780 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	19.20%
C000027780 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	15.50%
C000027780 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	9.80%
C000027780 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027780 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027780 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027780 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027780 | SectorGovernment
Holdings [Line Items]
Percent of Total Investments	0.20%
C000027780 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027786 | SAP SE
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027786 | Legrand SA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027786 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027786 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027786 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027786 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027786 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027786 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027786 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027786 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	15.40%
C000027786 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	14.70%
C000027786 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	27.40%
C000027786 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	11.40%
C000027786 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	8.80%
C000027786 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000027786 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	5.40%
C000027786 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027786 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000027786 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027786 | SectorInvestment Companies (ETF)
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027786 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000027786 | Japan
Holdings [Line Items]
Percent of Total Investments	19.80%
C000027786 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.80%
C000027786 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000027786 | France
Holdings [Line Items]
Percent of Total Investments	8.40%
C000027786 | Canada
Holdings [Line Items]
Percent of Total Investments	7.60%
C000027786 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027786 | Italy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000027786 | Spain
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027786 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000027786 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.20%
C000027786 | China
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027786 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027786 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027786 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.70%
C000027786 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027786 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027786 | Brazil
Holdings [Line Items]
Percent of Total Investments	7.80%
C000027788 | SAP SE
Holdings [Line Items]
Percent of Total Investments	1.30%
C000027788 | Legrand SA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027788 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027788 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027788 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027788 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027788 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027788 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027788 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027788 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	15.40%
C000027788 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	14.70%
C000027788 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	27.40%
C000027788 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	11.40%
C000027788 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	8.80%
C000027788 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000027788 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	5.40%
C000027788 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027788 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000027788 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027788 | SectorInvestment Companies (ETF)
Holdings [Line Items]
Percent of Total Investments	0.40%
C000027788 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000027788 | Japan
Holdings [Line Items]
Percent of Total Investments	19.80%
C000027788 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.80%
C000027788 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000027788 | France
Holdings [Line Items]
Percent of Total Investments	8.40%
C000027788 | Canada
Holdings [Line Items]
Percent of Total Investments	7.60%
C000027788 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027788 | Italy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000027788 | Spain
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027788 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000027788 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.20%
C000027788 | China
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027788 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027788 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027788 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.70%
C000027788 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027788 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027788 | Brazil
Holdings [Line Items]
Percent of Total Investments	7.80%
C000027790 | MaturityLess than 1 Year
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027790 | Maturity1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	7.00%
C000027790 | Maturity3 to 5 Years
Holdings [Line Items]
Percent of Total Investments	11.90%
C000027790 | Maturity5 to 10 Years
Holdings [Line Items]
Percent of Total Investments	20.00%
C000027790 | Maturity10 to 30 Years
Holdings [Line Items]
Percent of Total Investments	54.70%
C000027790 | MaturityGreater than 30 Years
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027790 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	33.00%
C000027790 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	28.60%
C000027790 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	18.40%
C000027790 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.50%
C000027790 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000027790 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027790 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000027790 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	1.20%
C000027792 | MaturityLess than 1 Year
Holdings [Line Items]
Percent of Total Investments	1.60%
C000027792 | Maturity1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	7.00%
C000027792 | Maturity3 to 5 Years
Holdings [Line Items]
Percent of Total Investments	11.90%
C000027792 | Maturity5 to 10 Years
Holdings [Line Items]
Percent of Total Investments	20.00%
C000027792 | Maturity10 to 30 Years
Holdings [Line Items]
Percent of Total Investments	54.70%
C000027792 | MaturityGreater than 30 Years
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027792 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	33.00%
C000027792 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	28.60%
C000027792 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	18.40%
C000027792 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.50%
C000027792 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	7.10%
C000027792 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027792 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000027792 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106516 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000106516 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000106516 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000106516 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000106516 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106516 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106516 | Xiaomi Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000106516 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106516 | Ping An Insurance Group Co. of China Ltd.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106516 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106516 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	0.50%
C000106516 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	7.20%
C000106516 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	10.10%
C000106516 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	22.90%
C000106516 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.80%
C000106516 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	21.40%
C000106516 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000106516 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	17.10%
C000106516 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106516 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000106516 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.50%
C000106516 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.20%
C000106516 | China
Holdings [Line Items]
Percent of Total Investments	28.90%
C000106516 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.50%
C000106516 | Brazil
Holdings [Line Items]
Percent of Total Investments	7.50%
C000106516 | India
Holdings [Line Items]
Percent of Total Investments	13.90%
C000106516 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.00%
C000106516 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.10%
C000106516 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.70%
C000106516 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.20%
C000106516 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106516 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106516 | Peru
Holdings [Line Items]
Percent of Total Investments	12.10%
C000106518 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.00%
C000106518 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	5.30%
C000106518 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000106518 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000106518 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106518 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106518 | Xiaomi Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000106518 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106518 | Ping An Insurance Group Co. of China Ltd.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000106518 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000106518 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	0.50%
C000106518 | SectorIndustrial
Holdings [Line Items]
Percent of Total Investments	7.20%
C000106518 | SectorConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	10.10%
C000106518 | SectorFinancial
Holdings [Line Items]
Percent of Total Investments	22.90%
C000106518 | SectorConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.80%
C000106518 | SectorTechnology
Holdings [Line Items]
Percent of Total Investments	21.40%
C000106518 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000106518 | SectorCommunications
Holdings [Line Items]
Percent of Total Investments	17.10%
C000106518 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106518 | SectorBasic Materials
Holdings [Line Items]
Percent of Total Investments	5.40%
C000106518 | SectorCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.50%
C000106518 | SectorDiversified
Holdings [Line Items]
Percent of Total Investments	0.20%
C000106518 | China
Holdings [Line Items]
Percent of Total Investments	28.90%
C000106518 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.50%
C000106518 | Brazil
Holdings [Line Items]
Percent of Total Investments	7.50%
C000106518 | India
Holdings [Line Items]
Percent of Total Investments	13.90%
C000106518 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.00%
C000106518 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.10%
C000106518 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.70%
C000106518 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.20%
C000106518 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.40%
C000106518 | Indonesia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000106518 | Peru
Holdings [Line Items]
Percent of Total Investments	12.10%
C000128966 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	6.90%
C000128966 | United States
Holdings [Line Items]
Percent of Total Investments	60.80%
C000128966 | Indonesia
Holdings [Line Items]
Percent of Total Investments	28.90%
C000128966 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128966 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	35.10%
C000128966 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	6.80%
C000128966 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	4.50%
C000128966 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.60%
C000128966 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000128966 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000128966 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	14.40%
C000128966 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000128966 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	6.90%
C000128966 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	16.40%
C000128966 | AssetConvertible Debt
Holdings [Line Items]
Percent of Total Investments	1.00%
C000128966 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000128966 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000128968 | Update Country Field
Holdings [Line Items]
Percent of Total Investments	6.90%
C000128968 | United States
Holdings [Line Items]
Percent of Total Investments	60.80%
C000128968 | Indonesia
Holdings [Line Items]
Percent of Total Investments	28.90%
C000128968 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000128968 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	35.10%
C000128968 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	6.80%
C000128968 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	4.50%
C000128968 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.60%
C000128968 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000128968 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000128968 | AssetSovereign Debt Obligations
Holdings [Line Items]
Percent of Total Investments	14.40%
C000128968 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000128968 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	6.90%
C000128968 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	16.40%
C000128968 | AssetConvertible Debt
Holdings [Line Items]
Percent of Total Investments	1.00%
C000128968 | AssetInvestment Companies
Holdings [Line Items]
Percent of Total Investments	0.80%
C000128968 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.20%
C000246249 | MaturityLess than 1 Year
Holdings [Line Items]
Percent of Total Investments	5.60%
C000246249 | Maturity1 to 3 Years
Holdings [Line Items]
Percent of Total Investments	41.00%
C000246249 | Maturity3 to 5 Years
Holdings [Line Items]
Percent of Total Investments	30.40%
C000246249 | Maturity5 to 10 Years
Holdings [Line Items]
Percent of Total Investments	8.30%
C000246249 | Maturity10 to 30 Years
Holdings [Line Items]
Percent of Total Investments	11.60%
C000246249 | MaturityGreater than 30 Years
Holdings [Line Items]
Percent of Total Investments	3.10%
C000246249 | AssetCorporate Debt
Holdings [Line Items]
Percent of Total Investments	42.30%
C000246249 | AssetMortgage Backed Securities - U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	10.20%
C000246249 | AssetU.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Total Investments	17.00%
C000246249 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.50%
C000246249 | AssetMortgage Backed Securities - Private Issuers
Holdings [Line Items]
Percent of Total Investments	5.60%
C000246249 | AssetCash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.90%
C000246249 | AssetBank Loans
Holdings [Line Items]
Percent of Total Investments	2.50%

[1]	Less than 0.1%
[2]	Less than 0.1%
[3]	Less than 0.1%
[4]	Less than 0.1%
[5]	Less than 0.1%
[6]	Less than 0.1%